Commitments and Contingencies (Details Narrative) - USD ($)				12 Months Ended
	Apr. 30, 2018	Jan. 20, 2016	Nov. 21, 2014	Dec. 31, 2018	Dec. 31, 2017
Rent expenses				$ 62,000	$ 52,000
Board of Directors [Member]
Annual compensation				270,000
Stock Repurchase Agreement [Member]
Purchase price for employees shares		$ 144,000
Employee [Member]
Unpaid bonus	$ 300,000
Number of stock options shares issued	150,000
Stock options price per share	$ 0.50
Executive Employment Agreement [Member] | Rory Cutaia [Member]
Annual salary			$ 325,000
Percentage of annual salary increase every year			10.00%
Annual bonus			$ 325,000
Employment agreement term description			The initial term of the employment agreement is five years, and, upon expiration of the initial five-year term, it may be extended for additional one-year periods on ninety days prior notice.
Employment termination description			(i) Mr. Cutaia's employment is terminated without cause, (ii) Mr. Cutaia is unable to perform his duties due to a physical or mental condition for a period of 120 consecutive days or an aggregate of 180 days in any 12 month period; or (iii) Mr. Cutaia voluntarily terminates the employment agreement upon the occurrence of a material reduction in his salary or bonus, a reduction in his job title or position, or the required relocation of Mr. Cutaia to an office outside of a 30 mile radius of Los Angeles, California(i) Mr. Cutaia's employment is terminated without cause, (ii) Mr. Cutaia is unable to perform his duties due to a physical or mental condition for a period of 120 consecutive days or an aggregate of 180 days in any 12 month period; or (iii) Mr. Cutaia voluntarily terminates the employment agreement upon the occurrence of a material reduction in his salary or bonus, a reduction in his job title or position, or the required relocation of Mr. Cutaia to an office outside of a 30 mile radius of Los Angeles, California.
Compensation			$ 27,000
Executive Employment Agreement [Member] | Rory Cutaia [Member] | Maximum [Member]
Maximum annual salary mandatory increase			$ 100,000
Los Angeles [Member]
Operating lease monthly rent				$ 5,000
Operating lease, description				Through July 29, 2019